Note 8 - Leases - Lease Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating lease cost	$ 90,129	$ 82,643
Amortization of right-of-use assets	975	898
Interest on lease liabilities	16	17
Variable lease cost	24,008	25,297
Short term lease cost	4,024	3,662
Total lease expense	119,152	112,517
Sublease revenues	(6,214)	(2,844)
Total lease cost, net of sublease revenues	112,938	109,673
Right-of-use assets obtained in exchange for new operating lease obligations	111,578	91,575
Right-of-use assets obtained in exchange for new finance lease obligations	400	2,160
Operating cash flows from operating leases	(94,256)	(83,351)
Operating cash flows from finance leases	(16)	(17)
Financing cash flows from finance leases	$ 1,936	$ (884)
Operating leases (years) (Year)	6 years 10 months 24 days
Finance leases (years) (Year)	1 year 7 months 6 days
Operating leases	3.00%
Finance leases	1.60%